Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2024
Quarterly Financial Data [Abstract]
Schedule of Financial and Other Expenses, Net
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Financial income:
Interest on deposits	143	93	107
Foreign currency translation differences and
derivatives	566	3,296	3,054

	709	3,389	3,161
Financial expenses:
Bank charges and interest on loans	(5,974)	(7,538)	(5,016)
Foreign currency translation differences and
derivatives	(4,082)	(4,049)	(4,451)
Non-cash revaluation expenses associated with business combination	(1,703)	(110)
Others	(424)	(160)	-

	(12,183)	(11,857)	(9,467)

	(11,474)	(8,468)	(6,306)

Schedule of Net income per share
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Numerator:
Numerator for basic and diluted net income (loss) per share – income (loss) available to shareholders of Ordinary shares	24,063	6,220	(19,689)

Denominator:
Denominator for basic net income (loss) per share – adjusted weighted average number of Ordinary shares	86,191,178	84,617,774	84,132,982
Add – employee stock options and RSU	2,268,824	864,852	-

Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	88,460,001	85,482,626	84,132,982